INITIAL PUBLIC OFFERING (Details) - USD ($)			10 Months Ended
	Jul. 13, 2021	Jul. 09, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
INITIAL PUBLIC OFFERING
Gross proceeds			$ 140,317,771
Class A ordinary shares
INITIAL PUBLIC OFFERING
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold	12,500,000	12,500,000
Price per share	$ 10.00	$ 10.00
Gross proceeds	$ 125,000,000	$ 125,000,000
Number of warrants in a unit	0.5	0.5
Initial Public Offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Price per share		$ 0.0001
Number of shares in a unit	1	1
Common shares, par value (in dollars per share)	$ 0.0001
Number of shares per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,875,000
Price per share	$ 10.00
Gross proceeds	$ 18,750,000